Business acquisition West Vela (Narrative) (Details) (USD $)	2 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2014	Mar. 21, 2014	Dec. 13, 2013
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		50.00%
Business Combination, Consideration Transferred		$ 2,695,000,000
Working capital adjustments		2,200,000
Proceeds on issuance of equity, net of fees		937,800,000	464,800,000	207,100,000
Payments of Stock Issuance Costs	18,800,000
Goodwill		3,200,000	0
West Vela
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Business Combination, Consideration Transferred					900,000,000
Long term interest bearing debt					433,100,000
Mobilization payable					73,700,000
Contingent consideration					65,700,000
Working capital adjustments					6,000,000
Business acquistion, equity interest issued or issuable, share price					$ 30.68
Proceeds on issuance of equity, net of fees					245,400,000
Payments of Stock Issuance Costs					10,900,000
Goodwill					200,000
Business Acquisition, Transaction Costs					200,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		32,900,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		5,700,000
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					51.00%	51.00%	51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners					49.00%	49.00%
Stock Issued to Public | West Vela
Business Acquisition [Line Items]
Common units issued as consideration					8,000,000
Seadrill | Seadrill Capricorn Holdings LLC | West Vela
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					228,800,000
Trade Accounts Receivable [Member] | West Vela
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value					44,100,000
Mobilization Fee Receivable [Member] | West Vela
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value					94,200,000
BP Remaining Contract [Member] | West Vela
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)					40,000
Mobilization Fee Receivable [Member] | West Vela
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)					$ 44,000